Consolidated statements of cash flow (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non cash transactions
Unpaid acquisitions of property, plant and equipment and concession extension liabilities	$ 24,909	$ 11,561	$ 6,019
Hydrocarbon wells abandonment obligation costs' recalculation	1,172	$ (11,710)	(4,913)
Contributions in joint ventures			$ 19
Additions of right-of-use assets	39,779
Capitalization of amortization of right-of-use assets	2,021
Capitalization of financial accretion for lease liabilities	311
Capitalization in joint ventures	$ 738